UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Geneva SMID Cap Growth Fund
Institutional Class | GCSVX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Geneva SMID Cap Growth Fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.genevacap.com/mutual-fund. You can also request this information by contacting us at 1-855-213-2973.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.85%
The Geneva SMID Cap Growth Fund  underperformed the Russell 2500 Growth Index for the one-year period ended August 31, 2026. The period remained challenging for the Fund’s quality bias. Across small and mid cap stocks, companies with lower ROE and nonearning companies materially outperformed higher-quality, profitable companies. For example, in small cap the lowest ROE quintile returned 46.9% versus 22.4% for the highest ROE quintile, while nonearners returned 47.4% versus 22.7% for earners. Similar patterns were evident in mid cap. These quality headwinds negatively impacted relative performance given the Fund’s bias for investing in high-quality, profitable businesses with great management teams, low levels of debt and strong sustainable records of growth.
At the industry level the greatest detractors from performance were industrials, consumer discretionary and technology, which detracted 5.35%, 5.10% and 3.20%, respectively. The weakness in these areas was primarily due to stock selection. Detracting from performance at the stock level were CoStar Group, Tyler Technologies and Rollins, which were down 68.3%, 33.9% and 35.3%, respectively. Contributing to performance at the industry level were consumer staples, utilities and basic materials, which added 0.48%, 0.44% and 0.39%, respectively. The strongest individual contributors were Keysight Technologies, Monolithic Power Systems and Onto Innovation, which were up 97.1%, 52.7% and 152.6%, respectively. Benchmark holdings we did not own also created meaningful headwinds, most notably Bloom Energy and Comfort Systems, which were up 376.0% and 164.0%, respectively.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Geneva SMID Cap Growth Fund	PAGE 1	TSR-AR-81752T627

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/03/2021)
Institutional Class (without sales charge)	-5.29	-1.33
S&P 500 TR	20.38	12.74
Russell 2500 Growth Total Return	15.32	3.17
Visit https://www.genevacap.com/mutual-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$41,736,656
Number of Holdings	36
Net Advisory Fee	$68,462
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Keysight Technologies, Inc.	6.2%
RBC Bearings, Inc.	5.1%
Repligen Corp.	4.6%
ExlService Holdings, Inc.	4.3%
First American Government Obligations Fund	4.2%
Axon Enterprise, Inc.	4.1%
Balchem Corp.	4.0%
Exponent, Inc.	3.7%
Onto Innovation, Inc.	3.5%
Monolithic Power Systems, Inc.	3.4%

Top 10 Industries	(% of net assets)
Professional Business Support Services	8.2%
Medical Equipment	7.8%
Software	6.8%
Production Technology Equipment	6.3%
Electronic Equipment Gauges and Meters	6.2%
Metal Fabricating	5.1%
Consumer Services: Misc.	4.7%
Building Climate Control	4.1%
Defense	4.1%
Specialty Chemicals	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.genevacap.com/mutual-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Geneva Capital Management LLC documents not be householded, please contact Geneva Capital Management LLC at 1-855-213-2973, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Geneva Capital Management LLC or your financial intermediary.
Geneva SMID Cap Growth Fund	PAGE 2	TSR-AR-81752T627

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended August 31, 2026 and August 31, 2025, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$15,500	$15,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$4,000	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GENEVA SMID CAP GROWTH FUND
INSTITUTIONAL CLASS – GCSVX
Annual Financial Statements and Additional Information
August 31, 2026

Geneva SMID Cap Growth Fund
Schedule of Investments
August 31, 2026

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace - 2.2%
HEICO Corp. - Class A	3,789	$925,160
Apparel Retailers - 2.9%
Burlington Stores, Inc.(a)	4,687	1,217,495
Building: Climate Control - 4.1%
AAON, Inc.	14,501	1,101,641
Watsco, Inc.	1,956	606,008
		1,707,649
Building, Roofing/Wallboard and Plumbing - 3.3%
Advanced Drainage Systems, Inc.	10,166	1,379,831
Computer Services - 1.1%
EPAM Systems, Inc.(a)	3,789	446,458
Construction - 2.6%
Construction Partners, Inc. - Class A(a)	10,343	1,098,427
Consumer Services: Misc. - 4.7%
Copart, Inc.(a)	21,249	701,005
Rollins, Inc.	34,341	1,238,680
		1,939,685
Defense - 4.1%
Axon Enterprise, Inc.(a)	2,996	1,697,414
Diversified Retailers - 1.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,951	675,084
Electronic Equipment: Gauges and Meters - 6.2%
Keysight Technologies, Inc.(a)	8,052	2,598,380
Engineering and Contracting Services - 3.7%
Exponent, Inc.	21,919	1,556,468
Health Care Management Services - 2.7%
HealthEquity, Inc.(a)	11,682	1,127,780
Insurance Brokers - 2.3%
Ryan Specialty Holdings, Inc.	22,218	937,155
Investment Services - 1.0%
MarketAxess Holdings, Inc.	2,485	404,136
Medical Equipment - 7.8%
Globus Medical, Inc. - Class A(a)	16,351	1,330,481
Repligen Corp.(a)	10,589	1,916,397
		3,246,878
Medical Supplies - 3.0%
Bio-Techne Corp.	17,461	1,262,605
Metal Fabricating - 5.1%
RBC Bearings, Inc.(a)	4,335	2,142,617
Nondurable Household Products - 3.3%
Church & Dwight Co., Inc.	13,726	1,369,580

	Shares	Value
Production Technology Equipment - 6.3%
Novanta, Inc.(a)	8,052	$1,177,364
Onto Innovation, Inc.(a)	5,444	1,454,691
		2,632,055
Professional Business Support Services - 8.2%
ExlService Holdings, Inc.(a)	47,415	1,805,563
Fair Isaac Corp.(a)	511	586,224
UL Solutions, Inc. - Class A	14,043	1,046,484
		3,438,271
Property and Casualty Insurance - 2.6%
Kinsale Capital Group, Inc.	2,890	1,080,571
Recreational Products - 1.6%
Pool Corp.	3,630	677,068
Semiconductors - 3.4%
Monolithic Power Systems, Inc.	1,110	1,407,225
Software - 6.8%
Bentley Systems, Inc. - Class B	15,012	551,691
Descartes Systems Group, Inc.(a)	12,193	983,244
Tyler Technologies, Inc.(a)	3,454	1,285,648
		2,820,583
Specialty Chemicals - 4.0%
Balchem Corp.	9,515	1,673,593
Telecommunications Equipment - 1.5%
Digi International, Inc.(a)	8,331	624,325
TOTAL COMMON STOCKS (Cost $36,134,009)		40,086,493

	Contracts
CONTINGENT VALUE RIGHTS - 0.0%(b)
Health Care - 0.0%(b)
Abiomed Inc.(a)(c)	169	215
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		215

	Shares
SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
First American Government Obligations Fund - Class X, 3.59%(d)	1,755,720	1,755,720
TOTAL SHORT-TERM INVESTMENTS (Cost $1,755,720)		1,755,720
TOTAL INVESTMENTS - 100.3% (Cost $37,889,729)		$41,842,428
Liabilities in Excess of Other Assets - (0.3)%		(105,772)
TOTAL NET ASSETS - 100.0%		$41,736,656

The accompanying notes are an integral part of these financial statements.

1

Geneva SMID Cap Growth Fund
Schedule of Investments
August 31, 2026(Continued)
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $215 or 0.0% of net assets as of August 31, 2026.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

Geneva SMID Cap Growth Fund
Statement of Assets and Liabilities
August 31, 2026

ASSETS:
Investments, at value	$ 41,842,428
Dividends receivable	22,049
Receivable for fund shares sold	1,944
Prepaid expenses	8,306
Total assets	41,874,727
LIABILITIES:
Payable for fund shares redeemed	65,840
Payable for fund administration and accounting fees	20,511
Payable for audit fees	19,500
Payable to Adviser	9,767
Payable for transfer agent fees and expenses	7,698
Payable for Trustees’ fees	5,822
Payable for compliance fees	3,005
Payable for custodian fees	1,286
Accrued expenses and other liabilities	4,642
Total liabilities	138,071
NET ASSETS	$41,736,656
Net Assets Consist of:
Paid-in capital	$ 40,565,431
Total distributable earnings	1,171,225
Total net assets	$41,736,656
Institutional Class
Net assets	$ 41,736,656
Shares issued and outstanding(a)	4,628,502
Net asset value, offering and redemption price per share	$9.02
Cost:
Investments, at cost	$ 37,889,729

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Geneva SMID Cap Growth Fund
Statement of Operations
For the Year Ended August 31, 2026

INVESTMENT INCOME:
Dividend income	$236,563
Total investment income	236,563
EXPENSES:
Investment advisory fee (See Note 3)	345,404
Fund administration and accounting fees (See Note 3)	124,023
Transfer agent fees (See Note 3)	47,053
Legal fees	29,599
Federal and state registration fees	26,064
Audit fees	19,500
Trustees’ fees (See Note 3)	19,469
Compliance fees (See Note 3)	18,039
Custodian fees (See Note 3)	7,758
Reports to shareholders	2,353
Other expenses and fees	4,672
Total expenses before waiver	643,934
Less: Expense waiver from Adviser (See Note 3)	(276,942)
Net expenses	366,992
NET INVESTMENT LOSS	(130,429)
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(2,658,901)
Net change in unrealized appreciation (depreciation) on investments	418,780
Net realized and change in unrealized loss on investments	(2,240,121)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (2,370,550)

The accompanying notes are an integral part of these financial statements.

4

Geneva SMID Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended August 31,
	2026	2025
OPERATIONS:
Net investment loss	$(130,429)	$(135,167)
Net realized gain (loss) on investments	(2,658,901)	1,318,526
Net change in unrealized appreciation (depreciation) on investments	418,780	(2,500,064)
Net decrease in net assets resulting from operations	(2,370,550)	(1,316,705)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings - Institutional Class (See Note 4)	(1,307,595)	(183,011)
Total distributions to shareholders	(1,307,595)	(183,011)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	7,107,772	10,306,142
Shares issued from reinvestment of distributions - Institutional Class	1,302,855	182,825
Shares redeemed - Institutional Class	(6,346,155)	(915,484)
Net increase in net assets from capital transactions(a)	2,064,472	9,573,483
NET INCREASE (DECREASE) IN NET ASSETS	(1,613,673)	8,073,767
NET ASSETS:
Beginning of the year	43,350,329	35,276,562
End of the year	$ 41,736,656	$ 43,350,329

(a)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Shares sold - Institutional Class	760,566	1,002,531
Shares issued from reinvestment of distributions - Institutional Class	142,700	17,329
Shares redeemed - Institutional Class	(683,264)	(91,314)
Total increase in shares outstanding	220,002	928,546

The accompanying notes are an integral part of these financial statements.

5

GENEVA SMID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
For a Fund share outstanding throughout each period.

	Year Ended August 31,				Period Ended August 31, 2022(a)
	2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$9.83	$10.14	$8.52	$7.90	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.03)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	(0.49)	(0.23)	1.64	0.64	(2.06)
Total from investment operations	(0.52)	(0.26)	1.62	0.62	(2.10)
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.29)	(0.05)	—	—	—
Total distributions	(0.29)	(0.05)	—	—	—
Net asset value, end of period	$9.02	$9.83	$10.14	$8.52	$7.90
TOTAL RETURN(d)	−5.29%	−2.61%	19.01%	7.85%	−21.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,737	$43,350	$35,277	$2,050	$1,798
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.49%	1.58%	1.92%	13.45%	15.13%
After expense waiver/recoupment(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment loss to average net assets(e)	(0.30)%	(0.33)%	(0.23)%	(0.27)%	(0.43)%
Portfolio turnover rate(d)(f)	25%	12%	17%	17%	14%

(a)	Commencement date of the Fund was September 3, 2021.
(b)	Calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the periods.

The accompanying notes are an integral part of these financial statements.

6

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) is a Delaware statutory trust organized on July 27, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Geneva SMID Cap Growth Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Geneva Capital Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operation services to the Fund.
The Fund’s investment objective is to seek long-term capital appreciation by focusing on small and medium capitalization companies, as represented by the Russell Midcap® Index.
The Fund commenced operations on September 3, 2021. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund offers two share classes, Investor Class and Institutional Class, for which there is no front-end sales load. Investor Class shares are subject to an annual Rule 12b-1 distribution fee of 0.25% and a shareholder servicing fee of 0.15% . Institutional Class shares are not subject to a Rule 12b-1 distribution fee or a shareholder servicing fee. As of August 31, 2026, Investor Class shares are not available for purchase.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The Fund values its investments at fair value. The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

7

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Assets
Common Stocks.	$40,086,493	$—	$—	$40,086,493
Contingent Value Rights	—	—	215	215
Money Market Funds	1,755,720	—	—	1,755,720
Total Investments	$41,842,213	$—	$215	$41,842,428

Refer to the Fund’s Schedule of Investments for further information on the classification of investments.

8

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of 8/31/2025	$204
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	11
Net purchases (sales)	—
Transfers into and/or out of Level 3	—
Balance as of 8/31/2026	$215
Net change in unrealized appreciation of Level 3 assets as of August 31, 2026	$11

The Fund received contingent value rights, which are valued as a Level 3 security, as a result of their ownership of Abiomed, Inc. common stock. This Level 3 investment is deemed to be immaterial and does not require disclosure of valuation techniques and inputs used. Level 3 investments totaled 0.00% of the Fund’s net assets.
B.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards, and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
C.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

D.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

9

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
E.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

F.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.15% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

G.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

H.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

J.
Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Head of Operations; General Counsel and Chief Compliance Officer; and Client Portfolio Manager, who each serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.80% of the Fund’s average daily net assets.
The Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding Rule 12b-1 fees, shareholder servicing plan fees, acquired fund fees and expenses, front-end or contingent deferred loads, dividends paid on short sales, taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including but not limited to litigation expenses and judgments and indemnification expenses) do not exceed 0.85% of the Fund’s average daily net asset value. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses

10

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. Fees voluntarily waived are not subject to recoupment and will be absorbed by the Adviser. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
September 2026 – August 2027	$263,367
September 2027 – August 2028	296,406
September 2028 – August 2029	276,942

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended August 31, 2026, are disclosed in the Statement of Operations.
Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended August 31, 2026, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by taxing authorities for the tax years prior to August 31, 2023.
As of August 31, 2026, the components of distributable earnings on a tax basis were:

Tax cost of investments*	$38,186,688
Gross unrealized appreciation	$7,318,853
Gross unrealized depreciation	(3,663,113)
Net tax unrealized appreciation/depreciation	3,655,740
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated loss	(2,484,515)
Total distributable earnings	$1,171,225

*	Represents cost for federal income tax purposes and differs from cost for financial reporting due to wash sales.
As of August 31, 2026, the Fund had short-term and long-term capital loss carryovers of $761,695 and $1,722,820, respectively, which may be carried forward indefinitely. A regulated investment company may elect for any taxable year

11

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2026, the Fund does not plan to defer any qualified late year losses.
Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
For the year ended August 31, 2026, the following table shows the reclassifications made due to a net operating loss by the Fund:

Distributable Earnings	Paid-In Capital
$226,169	$(226,169)

The tax character of distributions paid for the years ended August 31, 2026, and August 31, 2025, were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2026	$—	$1,307,595	$1,307,595
2025	$—	$183,011	$183,011

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by the Board no less frequently than annually.
In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Adviser is authorized to engage financial institutions, securities dealers, and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.15% of the average daily net asset value of the Investor Class of the Fund’s shares.
Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving

12

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.
Distribution and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 0.85% for the Investor Class shares.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended August 31, 2026, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	11,312,770	10,540,030

7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2026, one person owned 67.57% of the outstanding shares of the Fund.
8. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there were no subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

13

GENEVA SMID CAP GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Geneva SMID Cap Growth Fund and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Geneva SMID Cap Growth Fund (the “Fund”), a series of Series Portfolios Trust, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the years ended August 31, 2026, 2025, 2024 and 2023, and for the period from September 3, 2021 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years ended August 31, 2026, 2025, 2024 and 2023, and for the period from September 3, 2021 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

14

GENEVA SMID CAP GROWTH FUND
ADDITIONAL INFORMATION
August 31, 2026 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT is also available without charge upon request by calling 1-855-213-2973.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-213-2973. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-855-213-2973, or (2) on the SEC’s website at https://www.sec.gov/.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2026, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, was 0.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871 (k)(2)(C) was 0.00%.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations in this report.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
At a meeting held on July 22-23, 2026 (the “Meeting”), the Board, which is comprised entirely of Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Geneva SMID Cap Growth Fund (the “Fund”), and Geneva Capital Management LLC (“Geneva”), for an additional one year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Geneva to continue serving as the Fund’s investment adviser for another year.
In connection with the annual review process and in advance of the Meeting, Geneva provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Geneva included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Geneva, including Geneva’s portfolio managers and other personnel, and the investment practices and techniques used by Geneva in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Geneva and the Fund’s total operating expenses compared with those

15

GENEVA SMID CAP GROWTH FUND
ADDITIONAL INFORMATION
August 31, 2026 (Unaudited)(Continued)
of a peer group of mutual funds; (iv) the financial condition of Geneva; (v) Geneva’s profitability with respect to managing the Fund; (vi) the extent to which any economies of scale realized by Geneva in connection with its services to the Fund are shared with Fund shareholders; and (vii) other ancillary or “fall-out” benefits Geneva and/or its affiliates, if any, may receive based on Geneva’s relationship with the Fund. In addition to the Meeting, the Board met on June 25, 2026, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by Geneva in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Geneva furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Geneva, Geneva’s personnel and business operations, marketing and distribution activity for the Fund, and compliance and operational matters related to the Fund and Geneva. The Board also considered the presentation by representatives of Geneva received at the Meeting.
In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge and experience gained over time through previous interactions with Geneva in overseeing the Fund. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Geneva and Fund Services. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND
The Board considered the nature, extent and quality of services provided to the Fund by Geneva under the Advisory Agreement, including stock selection, trading, compliance and liquidity monitoring. The Board received and considered information regarding, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. The Board also received and considered included information about Geneva’s investment process and investment strategy for the Fund, including Geneva’s approach to security selection, Geneva’s investment research capabilities and resources, and the overall positioning of the Fund’s portfolio. The Board also considered Geneva’s trade execution capabilities and experience. In addition, the Board considered the quality of Geneva’s communications with the Board and Trust officers and responsiveness to inquiries and requests made from time to time with respect to the Fund.
The Board evaluated the ability of Geneva, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals to service the Fund. The Board further considered Geneva’s compliance program and its compliance record since the inception of the Fund and the Trust’s Chief Compliance Officer’s review of Geneva’s compliance program.
Based on these considerations, the Board concluded, within the context of its full deliberations, that Geneva is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.
INVESTMENT PERFORMANCE
The Board reviewed the performance of the Fund as of June 30, 2026, as compared to its benchmark index, the Russell 2500 Growth Index, noting the Fund underperformed the index for the year-to-date, one-year, three-year and since-inception periods. Additionally, the Board considered the Fund’s investment performance as compared to a universe of peer funds compiled by an independent provider of investment company data (the “Performance Universe”) for the one-year, two-year, three-year and four-year periods ended April 30, 2026. The Trustees noted that the Fund’s Institutional Class shares underperformed the Performance Universe median and average for each period. The Board noted that while it found the comparative data provided by the independent provider generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, Geneva identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance

16

GENEVA SMID CAP GROWTH FUND
ADDITIONAL INFORMATION
August 31, 2026 (Unaudited)(Continued)
results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Geneva’s analysis of the Fund’s performance for these time periods.
Based on these considerations, the Board concluded that the performance results achieved by Geneva for the Fund were satisfactory given market conditions. The Board further concluded that it continued to have confidence in Geneva’s overall capabilities to manage the Fund.
FEES AND EXPENSES
The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Geneva for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of a group of peer funds (the “Expense Group”), as determined by an independent data provider. The Board noted that the Management Fee Rate was lower than the Expense Group average and median.
The Board also considered information about the fee rates charged by Geneva to other types of clients. The Board considered the fee comparisons in view of any differences between Geneva’s services to the Fund and the services it provides to these other types of clients.
The Board noted that Geneva had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of the Fund, with certain exclusions. The Board considered the net operating expense ratio was lower than the Expense Group average and median.
The Board received a description of the methodology and screening criteria used by the independent data provider to determine the registered funds and share classes in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Group may be imprecise, the comparative, independently selected information assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratio. Additionally, the Board received and considered information comparing the Fund’s Management Fee Rate and net expense ratio to the Selected Peer Group.
Based on these considerations, the Board concluded that the Management Fee Rate was reasonable in light of the services covered by the Advisory Agreement and that the expense structure of the Fund supported the continuation of the Advisory Agreement.
PROFITABILITY AND ECONOMIES OF SCALE
The Board requested and received a report on Geneva’s revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2026. The Board noted information regarding the extent to which Geneva has subsidized the Fund’s operations pursuant to the Expense Limitation Agreement. The Board further noted information about the profitability to Geneva from its advisory relationship with the Fund for the twelve months ended March 31, 2026. The Board also considered Geneva’s financial resources and information regarding Geneva’s commitment with respect to the Fund and its ability and financial wherewithal to support its management of the Fund and obligations under the Advisory Agreement and Expense Limitation Agreement.
With respect to economies of scale, the Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board considered that the Expense Limitation Agreement limits costs to the Fund’s shareholders despite the size of the Fund. The Board noted that it would continue to monitor any future growth in the Fund’s assets and the appropriateness of implementing management fee breakpoints or other methods to share benefits from economies of scale as part of its future annual review of the Advisory Agreement.
ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Board received and considered information regarding ancillary or “fall-out” benefits to Geneva and/or its affiliates, if any, as a result of Geneva’s relationship with the Fund. The Board discussed Geneva’s use of soft dollar research credits generated by Fund portfolio transactions. since the Fund’s inception. Ancillary benefits could also include benefits potentially derived from an increase in Geneva’s business as a result of its relationship with the Fund

17

GENEVA SMID CAP GROWTH FUND
ADDITIONAL INFORMATION
August 31, 2026 (Unaudited)(Continued)
(such as the ability to market to shareholders other potential financial products and services offered by Geneva, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the information it deemed relevant, the Board did not find that ancillary benefits received by Geneva and/or its affiliates, if any, were unreasonable.
CONCLUSIONS
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

18

INVESTMENT ADVISER
Geneva Capital Management LLC
411 East Wisconsin Avenue, Suite 2320
Milwaukee, WI 53202
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, Fl 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	11/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	11/4/2026

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	11/4/2026